Business Description, Basis of Presentation and Liquidity (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013 M	Sep. 30, 2013 M
Business Description, Basis Of Presentation And Liquidity 1		$ 10,000,000
Business Description, Basis Of Presentation And Liquidity 2		12
Business Description, Basis Of Presentation And Liquidity 3		41,204,972
Business Description, Basis Of Presentation And Liquidity 4		37,504,926
Business Description, Basis Of Presentation And Liquidity 5		1,559,212
Business Description, Basis Of Presentation And Liquidity 6		6,000,000
Business Description, Basis Of Presentation And Liquidity 1	10,000,000
Business Description, Basis Of Presentation And Liquidity 2	12
Business Description, Basis Of Presentation And Liquidity 3	40,846,335
Business Description, Basis Of Presentation And Liquidity 4	41,204,972
Business Description, Basis Of Presentation And Liquidity 5	1,672,389
Business Description, Basis Of Presentation And Liquidity 6	$ 6,000,000
Business Description, Basis Of Presentation And Liquidity 7	9,023,966
Business Description, Basis Of Presentation And Liquidity 8	4,697,847